                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2007

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):   [ ] is a restatement
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name of Institutional Investment Manager:    Allegiant Asset Management Co.
Business Address:                            200 Public Square, 5th Floor
                                             Cleveland, OH 44114


Form 13F File Number:   28-1479
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Janice K. Henderson
Title:  Director
Phone:  216 222-2854

Signature, Place, and Date of Signing:


     /s/ Janice K. Henderson        Cleveland, Ohio        11/02/07
     -----------------------        ---------------        --------
           [Signature]               [City, State]          [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]

   Form 13E File Number            Name
1. 28-1479                         National City Corporation
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